Note 13 - Capital and Other Components of Equity	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
13.	Capital and other components of equity

(a)	Share capital:

Authorized capital stock:

Unlimited number of shares:
➢	Class A shares (Common Shares), voting ( one vote per share), participating and without par value

➢	Class B shares, voting (
ten
votes per share), non-participating, without par value and maximum annual non-cumulative dividend of
5%
on the amount paid for said shares. Class B shares are convertible, at the holder’s discretion, into Class A shares (Common Shares), on a one
-for-
one
basis, and Class B shares are redeemable at the holder’s discretion for
$0.80
per share, subject to certain conditions.
(
1
)

➢	Class C shares, non-voting, non-participating, without par value and maximum annual non-cumulative dividend of
5%
on the amount paid for said shares. Class C shares are convertible, at the holder’s discretion, into Class A shares (Common Shares), on a one
-for-
one
basis, and Class C shares are redeemable at the holder’s discretion for
$0.20
per share, subject to certain conditions.
(
1
)

➢	Class D and E shares, non-voting, non-participating, without par value and maximum monthly non-cumulative dividend between
0.5%
and
2%
on the amount paid for said shares. Class D and E shares are convertible, at the holder’s discretion, into Class A shares (Common Shares), on a one
-for-
one
basis, and Class D and E shares are redeemable at the holder’s discretion, subject to certain conditions.
(
1
)

(
1
)
None
issued and outstanding

(b)	Public offering – December 27, 2017:

On
December 27, 2017,
the Corporation closed a public offering issuing
9,900,990
units of Acasti (“Units”) at a price of
US$1.01
per Unit for gross proceeds of
$12.6
million (
US$10
million). The units issued consist of
9,900,990
Class A shares (Common Shares) and
8,910,891
warrants with the right to purchase
one
Common Share (“Warrant”) of Acasti. As part of this closing, the underwriters’ also partially exercised for nil
consideration the over-allotment option for warrants, which were issued for a right to purchase
892,044
Class A Common Shares at an exercise price of
US$1.26.

On
January 22, 2018,
the underwritters exercised a portion of their over-allotment option by purchasing an additional
766,179
common shares at a price of
US$1.01
per share, for additional gross proceeds of
$963
(
US$773
).

The Warrants forming part of the Units are derivative liabilities (“Derivative Warrant Liabilities”) for accounting purposes due to the currency of the exercise price being different from the Corporation’s functional currency. The proceeds of the offering are required to be split between the Derivative Warrant Liabilities and the equity-classified Class A share at the time of issuance of the Units. The fair value of the Derivative Warrant Liabilities at the time of issuance was determined to be
$5.9
million and the residual of the proceeds were allocated to the Class A shares. Total issue costs related to this transaction totaled approximately
$2.7
million. The issue costs have been allocated between the Warrants and Class A shares based on relative value. The portion allocated to the Warrants was recognized in finance costs in the Statements of Earnings and Comprehensive Loss, whereas the portion allocated to Class A shares was recognized as a reduction to share capital, in the Statements of Financial Position.

 The fair value of the public offering warrants in
2017
was estimated according to the Black-Scholes option pricing model and based on the following assumptions:

December 27, 2017
Exercise price	US $1.26
Share price	US $0.97
Risk-free interest	2.22%
Estimated life (in years)	5
Expected volatility	93.52%

The fair value of the public offering warrants issued was determined to be
$0.60
per warrant as at
December 27, 2017.
Changes in the fair value of the Warrants are recognized in finance expenses.

As part of the transaction, the Company also issued broker warrants to purchase up to
495,050
Common Shares. Each Broker Warrant entitles the holder thereof to acquire one
Common Share of the Corporation at an exercise price of
US$1.2625,
at any time until
December 27, 2022.
The broker warrants are considered for compensation to non-employees under IFRS
2,
stock-based compensation, and are accounted for at fair value at issuance date and not
subsequently revalued. To determine the fair value of the Broker Warrants, the Black-Scholes pricing model was used based on the following assumptions:

December 27, 2017
Exercise price	US $1.2625
Share price	US $0.97
Risk-free interest	2.22%
Estimated life (in years)	5
Expected volatility	93.52%

The total cost associated with the Broker Warrants amounted to
$406
and was allocated to contributed surplus.

(c)	Public offering - February 21, 2017:

Concurrent with the private placement described in Note
12,
on
February 21, 2017,
the Corporation closed a public offering (“Public Offering”) issuing
3,930,518
units of Acasti (“Units”) at a price of
$1.45
per Unit for gross proceeds of
$5,699.
Each Unit consists of
one
class A share (Common Share) and
one
half of
one
class A or common share purchase warrant. Each whole warrant entitles the holder thereof to purchase one
common share at an exercise price of
$2.15
per common share, at any time until
February 21, 2022.
The Units issued as part of the public offering are considered equity instruments. The transaction costs associated with the Public Offering amounted to
$1,190.
The proceeds and transaction costs were allocated to share capital.

As part of the transaction, the Company also issued broker warrants (the “Broker Warrants”) to purchase up to
234,992
Common Shares. Each Broker Warrant entitles the holder thereof to acquire one
Common Share of the Corporation at an exercise price of
$2.15
per common share, at any time until
February 21, 2018.
The broker warrants are considered for compensation to non-employees under IFRS
2,
stock-based compensation, and are accounted for at fair value through contributed surplus. To determine the fair value of the Broker Warrants, the Black-Scholes pricing model was used. The total costs associated with the Broker Warrants amounted to
$144
and were allocated to share capital.

The warrants issued as part of the Units of the Public Offering and the broker warrants include an “Acceleration Right”, related to the Corporation’s right to accelerate the expiry date of the warrants. The Acceleration Right clause means the right of the Corporation to accelerate the expiry date to a date that is not
less than
30
days following delivery of the acceleration notice if, at any time at least four
months after the effective date, the volume weighted average trading price of the common shares equals or exceeds
$2.65
for a period of
20
consecutive trading days on the TSXV.

Furthermore, as part of the
February 2017
Public Offering and convertible debt transactions, a total of
60,000
Common Shares were issued as equity settled share-based payments for services received from an employee of the previous parent at a price of
$1.57
per share for a total cost of
$94.
The equity settled share-based payment costs have been allocated to share capital for a cost that amounted to
$85
and to debt for a cost that amounted to
$9
based on relative value.

The value of the broker warrants was estimated using the Black-Scholes option pricing model and based on the following assumptions:

February 21, 2017

Exercise price	$2.15
Share price	$1.70
Dividend	—
Risk-free interest	0.79%
Estimated life (in years)	1.00
Expected volatility	112.09%

The total cost associated with the Broker Warrants amounted to
$144
and was allocated to contributed surplus.

(d)	Issuance of shares:

The following table summarizes the shares issued to settle the payment of accrued interest on the unsecured convertible debentures with the corresponding amount recorded to share capital.

Accrued interest as at	Share issuance date	Number of shares	Amount $

March 31, 2017	April 7, 2017	9,496	17
June 30, 2017	August 15, 2017	23,885	40
September 30, 2017	December 27, 2017	22,783	40
December 31, 2017	March 27, 2018	33,605	40
		89,769	137

(e)	Warrants:

The warrants of the Corporation are composed of the following as at
March 31, 2018,
March 31, 2017
and
February 28, 2017:

	March 31, 2018		March 31, 2017		February 28, 2017 (Unaudited)		February 29, 2016
	Number outstanding	Amount	Number outstanding	Amount	Number outstanding	Amount	Number outstanding	Amount
		$		$		$		$
Liability
Series December 2017
US public offering Warrants 2017 (i)	9,802,935	6,405	—	—	—	—	—	—
Series 8 Public offering
Warrants December 2013 (note 11) (ii)	18,400,000	21	18,400,000	209	18,400,000	187	18,400,000	156
	28,202,935	6,426	18,400,000	209	18,400,000	187	18,400,000	156
Equity
Public offering warrants
Series December 2017 US Broker warrants (v)	495,050	406	—	—	—	—	—	—
Series 2017 BW Broker warrants (iii)	—	—	234,992	144	234,992	144	—	—
Public offering warrants February 2017 (iv)	1,904,034	—	1,965,259	—	1,965,259	—	—	—
Private Placement – contingent warrants
2017 Unsecured convertible debenture conversion option and contingent warrants (vi)	1,052,630	309	1,052,630	309	1,052,630	309	—	—
Series 9 Private Placement warrants 2013 (vii)	161,654	—	161,654	—	161,654	—	161,654	—
	3,613,368	715	3,414,535	453	3,414,535	453	161,654	—
(i)	Warrant to acquire one Common Share of the Corporation at an exercise price of US$1.26, expiring on December 27, 2022.
(ii)	In order to obtain one Common Share of the Corporation at an exercise price of US$15.00, 10 warrants must be exercised. Warrants expire on December 3, 2018.
(iii)
Warrant to acquire
one
Common Share of the Corporation at an excersise price of
2.15
expiring on
February 21, 2018.
117,496
warrants amounted to
$71
were exercised in
November 2017
and
117,496
warrants expired on
February 21, 2018.

(iv)	Warrant to acquire one Common Share of the Corporation at an exercise price of US$1.2625, expiring on December 27, 2022. 61,225 warrants amounted to $132 were exercised in November 2017.
(v)	Warrant to acquire one Common Share of the Corporation at an exercise price of $2.15, expiring on February 21, 2022.
(vi)	Warrant to acquire one Common Share of the Corporation at an exercise price of $1.90 expiring on February 21, 2020, net of deferred tax expense of $129.
(vii)	Warrant to acquire one Common Share of the Corporation at an exercise price of $13.30, expiring on December 3, 2018.